LEASES - Additional information (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Current portion of operating lease liabilities	¥ 607,997	$ 95,408	¥ 452,272
Non-current portion of operating lease liabilities	2,284,055	358,418	645,499
Current portion of finance lease liabilities	244,032	38,294	403,843
Non-current portion of finance lease liabilities	¥ 1,119,751	$ 175,713	¥ 688,128